Statement of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class B [Member]	Total
Beginning balance, value at Aug. 05, 2021
Balance, shares at Aug. 05, 2021
Issuance of Class B Ordinary shares to Sponsor		$ 288	24,712			25,000
Issuance of Class B Ordinary shares to Sponsor, shares		2,875,000
Net income (loss)				(11,579)		(11,579)
Ending balance, value at Sep. 30, 2021		$ 288	24,712	(11,579)		13,421
Balance, shares at Sep. 30, 2021		2,875,000
Beginning balance, value at Aug. 05, 2021
Balance, shares at Aug. 05, 2021
Issuance of Class B Ordinary shares to Sponsor		$ 288	24,712			25,000
Issuance of Class B Ordinary shares to Sponsor, shares		2,875,000
Net income (loss)				(307,949)		(307,949)
Re-measurement for/Class A Ordinary share subject to redemption	$ (1,150)		(116,723,850)			(116,725,000)
Re-measurement for/Class A Ordinary share subject to redemption, shares	(11,500,000)
Sale of IPO Units	$ 1,150		114,998,850		$ 25,000	115,000,000
Sale of IPO Units, shares	11,500,000				2,875,000
Sale of Private Placement Units	$ 53		5,280,697			5,280,750
Sale of Private Placement Units, shares	528,075
Transaction and Underwriting cost			(6,738,148)			(6,738,148)
Promissory Note reallocation			12,514			12,514
Accretion APIC deficit			3,145,224	(3,145,224)
Ending balance, value at Dec. 31, 2021	$ 53	$ 288		(3,453,173)		(3,452,832)
Balance, shares at Dec. 31, 2021	528,075	2,875,000
Net income (loss)				(59,400)		(59,400)
Ending balance, value at Mar. 31, 2022	$ 53	$ 288		(3,512,573)		(3,512,232)
Balance, shares at Mar. 31, 2022	528,075	2,875,000
Beginning balance, value at Dec. 31, 2021	$ 53	$ 288		(3,453,173)		(3,452,832)
Balance, shares at Dec. 31, 2021	528,075	2,875,000
Net income (loss)						152,167
Ending balance, value at Sep. 30, 2022	$ 53	$ 288		(3,998,535)		(3,998,194)
Balance, shares at Sep. 30, 2022	528,075	2,875,000
Beginning balance, value at Mar. 31, 2022	$ 53	$ 288		(3,512,573)		(3,512,232)
Balance, shares at Mar. 31, 2022	528,075	2,875,000
Net income (loss)				(12,989)		(12,989)
Ending balance, value at Jun. 30, 2022	$ 53	$ 288		(3,525,562)		(3,525,221)
Balance, shares at Jun. 30, 2022	528,075	2,875,000
Net income (loss)				224,556		224,556
Re-measurement for/Class A Ordinary share subject to redemption				(697,259)		(697,259)
Re-measurement for/Class A Ordinary share subject to redemption, shares
Ending balance, value at Sep. 30, 2022	$ 53	$ 288		$ (3,998,535)		$ (3,998,194)
Balance, shares at Sep. 30, 2022	528,075	2,875,000